Derivative instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Period before AOCI is reclassified into earnings	4 years
Payments related to derivative instruments and derivative premiums	$ 708,000	$ 15,274,000	$ 3,296,000
Collection of derivative instruments	1,870,000	331,000	30,880,000
Derivatives not designated as hedging instruments
Derivative [Line Items]
Payments related to derivative instruments and derivative premiums		6,049,000	0
Collection of derivative instruments	$ 1,161,000
Brazil
Derivative [Line Items]
Payments related to derivative instruments and derivative premiums		$ 8,894,000	$ 2,581,000